NEW ACCOUNTING PRONOUNCEMENTS (Tables)	3 Months Ended
Mar. 31, 2019
New Accounting Pronouncements [Abstract]
Schedule of impact on lease liability
$
Operating Lease commitments at December 31, 2018	10,298,432
Undiscounted operating lease payments at January 1, 2019	10,298,432
Effect of discounting using the incremental borrowing rates at January 1, 2019	(5,569,108)
Lease Liabilities Recognized January 1, 2019	4,729,324

Initial Recognition of ROU assets at application date	5,184,165
Accumulated Depreciation as at application date	(653,935)
Net right-of-use assets recognized at January 1, 2019	4,530,230